Condensed Financial Statements of Parent Company (Statements of Income and Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Debt prepayment charge									$ 0	$ 0	$ (140)
Interest expense	1,875	2,146	1,986	1,972	2,074	1,999	2,013	2,110	7,979	8,196	10,110
Income tax benefit	(2,559)	(2,507)	(2,288)	(1,787)	(2,091)	(2,064)	(1,725)	(1,436)	(9,141)	(7,316)	(4,914)
Net income	5,559	5,501	5,081	4,944	4,891	4,676	4,048	3,645	21,085	17,260	10,894
Equity in other comprehensive income (loss) of bank subsidiary									(12,640)	23,755	(3,426)
Total comprehensive income (loss)									33,725	(6,495)	14,320
Metro Bancorp, Inc.
Condensed Financial Statements, Captions [Line Items]
Dividend Income, Operating									25,000	0	0
Interest income									46	62	95
Debt prepayment charge									0	0	(140)
Total income									25,046	62	(45)
Interest expense									939	1,227	1,949
Other									1,287	556	1,441
Total expenses									2,226	1,783	3,390
Income (loss) before income tax benefit and equity in undistributed net income of subsidiaries									22,820	(1,721)	(3,435)
Income tax benefit									763	595	1,168
Income (loss) before equity in undistributed net income (loss) of subsidiary									23,583	(1,126)	(2,267)
Equity in undistributed net income (loss) of bank subsidiary									(2,498)	18,386	13,161
Net income									21,085	17,260	10,894
Equity in other comprehensive income (loss) of bank subsidiary									(12,640)	23,755	(3,426)
Total comprehensive income (loss)									33,725	(6,495)	14,320
Bank subsidiary
Condensed Financial Statements, Captions [Line Items]
Earning of subsidiaries									22,502	18,386	13,161
Bank subsidiary total comprehensive income (loss)									$ 35,142	$ (5,369)	$ 16,587